Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 28, 2023
Entity Registrant Name	dei_EntityRegistrantName	Brown Capital Management Mutual Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000869351
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 25, 2024
Prospectus Date	rr_ProspectusDate	Jul. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

This supplement updates information currently in the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information. Please retain this supplement for future reference.

On July 25, 2024, the Board of Trustees of Brown Capital Management Mutual Funds (the “Trust”) approved the elimination of the 2.00% redemption fee with respect to the Investor Class shares and Institutional Class shares (“Shares”) of the Brown Capital Management International All Company Fund and the Brown Capital Management International Small Company Fund, effective July 25, 2024 (the “Effective Date”). Accordingly, as of the Effective Date the Funds will no longer charge a 2.00% fee on Fund Shares redeemed within 60 days of purchase.

As of the Effective Date, all references to redemption fees in the Funds’ current Summary Prospectuses, Prospectuses and Statement of Additional Information are deleted in their entirety.

For more information regarding this supplement please call 1-877-892-4BCM.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.